Trade receivables (Details) - ARS ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Total current	$ 362,367	$ 145,024
Billed Sales Of Electricity [Member]
IfrsStatementLineItems [Line Items]
Total current	164,126	77,449
Receivables In Litigation [Member]
IfrsStatementLineItems [Line Items]
Total current	456	226
Allowance For Impairment Of Trade Receivables [Member]
IfrsStatementLineItems [Line Items]
Total current	(11,365)	(13,591)
Subtotal [Member]
IfrsStatementLineItems [Line Items]
Total current	153,217	64,084
Unbilled Sales Of Electricity [Member]
IfrsStatementLineItems [Line Items]
Total current	206,150	74,506
PBA & CABA government credit [Member]
IfrsStatementLineItems [Line Items]
Total current	2,998	6,429
Fee Payable [Member]
IfrsStatementLineItems [Line Items]
Total current	$ 2	$ 5